Receivables and Prepayments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Receivables and Prepayments
Taxes and other receivables	$ 64	$ 56
Prepayments	3,622	73
Total	$ 3,686	$ 129